Condensed Consolidated Balance Sheets Details (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Condensed Consolidated Balance Sheets Details [Line Items]
Inventory obsolescence
Depreciation	$ 912,000	$ 806,000	3,600,000	2,500,000
Government grant	$ 750		$ 750,000